Guarantor Financial Information Guarantor Financial Information (Condensed Consolidating Statements of Comprehensive Income) (Details) (As Revised [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 3,821.3	$ 3,150.7	$ 4,091.4	$ 3,273.8	$ 6,972.0	$ 7,365.2	$ 14,782.0
Cost of goods sold	(2,644.0)	(2,249.4)	(2,863.0)	(2,368.6)	(4,893.4)	(5,231.6)	(10,493.6)
Selling and administrative expenses	(703.6)	(689.6)	(729.2)	(677.1)	(1,393.2)	(1,406.3)	(2,781.2)
Gain (loss) on sale/asset impairment	4.2	0.3	(200.5)	(186.3)	4.5	(386.8)	(646.9)
Operating income (loss)	477.9	212.0	298.7	41.8	689.9	340.5	860.3
Equity earnings (loss) in affiliates, net of tax	0	0	0	0	0	0	0
Interest Expense	(62.1)	(69.4)	(71.7)	(68.3)	(131.5)	(140.0)	(280.0)
Intercompany Interest And Fees	0	0	0	0	0	0	0
Other, net	4.1	(0.2)	2.4	4.9	3.9	7.3	33.0
Earnings (loss) before income taxes	419.9	142.4	229.4	(21.6)	562.3	207.8	613.3
Benefit (provision) for income taxes	(54.8)	(38.0)	(99.8)	(40.8)	(92.8)	(140.6)	(187.2)
Earnings (loss) from continuing operations	365.1	104.4	129.6	(62.4)	469.5	67.2	426.1
Discontinued operations, net of tax	7.8	(2.2)	(30.3)	(9.1)	5.6	(39.4)	(56.8)
Net earnings (loss)	372.9	102.2	99.3	(71.5)	475.1	27.8	369.3
Less: Net earnings attributable to noncontrolling interests	(7.1)	(6.6)	(7.0)	(6.1)	(13.7)	(13.1)	(26.1)
Net earnings (loss) attributable to Ingersoll-Rand plc	365.8	95.6	92.3	(77.6)	461.4	14.7	343.2
Total comprehensive income (loss)	159.6	267.2	193.1	119.6	426.8	312.7	140.1
Total comprehensive (income) loss attributable to noncontrolling interests	(7.1)	(6.6)	(6.4)	(6.1)	(13.7)	(12.5)	(25.5)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	152.5	260.6	186.7	113.5	413.1	300.2	114.6
IR Ireland [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0	0
Selling and administrative expenses	(3.6)	(1.8)	(2.8)	(1.8)	(5.4)	(4.6)	(9.2)
Gain (loss) on sale/asset impairment	0	0	0	0	0	0	0
Operating income (loss)	(3.6)	(1.8)	(2.8)	(1.8)	(5.4)	(4.6)	(9.2)
Equity earnings (loss) in affiliates, net of tax	370.6	99.7	94.5	(76.0)	470.3	18.5	358.8
Interest Expense	0	0	0	0	0	0	0
Intercompany Interest And Fees	(2.0)	(2.9)	(0.1)	0	(4.9)	(0.1)	(2.5)
Other, net	0.1	0	0.4	0	0.1	0.4	(3.9)
Earnings (loss) before income taxes	365.1	95.0	92.0	(77.8)	460.1	14.2	343.2
Benefit (provision) for income taxes	0.7	0.6	0.3	0.2	1.3	0.5	0
Earnings (loss) from continuing operations	365.8	95.6	92.3	(77.6)	461.4	14.7	343.2
Discontinued operations, net of tax	0	0	0	0	0	0	0
Net earnings (loss)	365.8	95.6	92.3	(77.6)	461.4	14.7	343.2
Less: Net earnings attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Ingersoll-Rand plc	365.8	95.6	92.3	(77.6)	461.4	14.7	343.2
Total comprehensive income (loss)	152.5	260.6	186.7	113.5	413.1	300.2	114.3
Total comprehensive (income) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	152.5	260.6	186.7	113.5	413.1	300.2	114.3
IR Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0	0
Selling and administrative expenses	(0.3)	0	0	0	(0.3)	0	(0.1)
Gain (loss) on sale/asset impairment	0	0	0	0	0	0	0
Operating income (loss)	(0.3)	0	0	0	(0.3)	0	(0.1)
Equity earnings (loss) in affiliates, net of tax	373.0	(103.3)	154.6	(165.7)	269.7	(11.1)	614.8
Interest Expense	(0.1)	0	0	0	(0.1)	0	0
Intercompany Interest And Fees	0	0	0	0	0	0	0
Other, net	0	0	0	(0.1)	0	(0.1)	(5.2)
Earnings (loss) before income taxes	372.6	(103.3)	154.6	(165.8)	269.3	(11.2)	609.5
Benefit (provision) for income taxes	0	0	0	0	0	0	0
Earnings (loss) from continuing operations	372.6	(103.3)	154.6	(165.8)	269.3	(11.2)	609.5
Discontinued operations, net of tax	0	0	0	0	0	0	0
Net earnings (loss)	372.6	(103.3)	154.6	(165.8)	269.3	(11.2)	609.5
Less: Net earnings attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Ingersoll-Rand plc	372.6	(103.3)	154.6	(165.8)	269.3	(11.2)	609.5
Total comprehensive income (loss)	159.3	61.7	249.0	25.0	221.0	274.0	380.6
Total comprehensive (income) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	159.3	61.7	249.0	25.0	221.0	274.0	380.6
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0	0
Selling and administrative expenses	0	0	0	0	0	0	0
Gain (loss) on sale/asset impairment	0	0	0	0	0	0	0
Operating income (loss)	0	0	0	0	0	0	0
Equity earnings (loss) in affiliates, net of tax	390.3	(71.5)	189.8	(123.3)	318.8	66.5	757.5
Interest Expense	(4.0)	(3.9)	(3.9)	(3.9)	(7.9)	(7.8)	(15.7)
Intercompany Interest And Fees	(10.7)	(11.6)	(30.9)	(32.4)	(22.3)	(63.3)	(129.4)
Other, net	0.3	0.1	0.4	0.6	0.4	1.0	1.7
Earnings (loss) before income taxes	375.9	(86.9)	155.4	(159.0)	289.0	(3.6)	614.1
Benefit (provision) for income taxes	0	0	0	0	0	0	0
Earnings (loss) from continuing operations	375.9	(86.9)	155.4	(159.0)	289.0	(3.6)	614.1
Discontinued operations, net of tax	0	0	0	0	0	0	0
Net earnings (loss)	375.9	(86.9)	155.4	(159.0)	289.0	(3.6)	614.1
Less: Net earnings attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Ingersoll-Rand plc	375.9	(86.9)	155.4	(159.0)	289.0	(3.6)	614.1
Total comprehensive income (loss)	376.2	(86.6)	155.7	(158.7)	289.6	(3.0)	615.3
Total comprehensive (income) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	376.2	(86.6)	155.7	(158.7)	289.6	(3.0)	615.3
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0	0
Selling and administrative expenses	(0.3)	(0.2)	(0.2)	(0.1)	(0.5)	(0.3)	(0.4)
Gain (loss) on sale/asset impairment	0	0	0	0	0	0	0
Operating income (loss)	(0.3)	(0.2)	(0.2)	(0.1)	(0.5)	(0.3)	(0.4)
Equity earnings (loss) in affiliates, net of tax	441.6	190.7	164.6	1.9	632.3	166.5	653.0
Interest Expense	(41.0)	(47.8)	(48.3)	(48.2)	(88.8)	(96.5)	(193.2)
Intercompany Interest And Fees	(12.2)	(11.6)	13.3	12.5	(23.8)	25.8	52.5
Other, net	1.9	(202.6)	60.1	(89.6)	(200.7)	(29.5)	251.5
Earnings (loss) before income taxes	390.0	(71.5)	189.5	(123.5)	318.5	66.0	763.4
Benefit (provision) for income taxes	0	0	0	0	0	0	0
Earnings (loss) from continuing operations	390.0	(71.5)	189.5	(123.5)	318.5	66.0	763.4
Discontinued operations, net of tax	0	0	0	0	0	0	0
Net earnings (loss)	390.0	(71.5)	189.5	(123.5)	318.5	66.0	763.4
Less: Net earnings attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Ingersoll-Rand plc	390.0	(71.5)	189.5	(123.5)	318.5	66.0	763.4
Total comprehensive income (loss)	388.4	(70.2)	191.1	(120.1)	318.2	71.0	757.1
Total comprehensive (income) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	388.4	(70.2)	191.1	(120.1)	318.2	71.0	757.1
IR New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	239.7	217.2	219.6	192.2	456.9	411.8	867.8
Cost of goods sold	(153.6)	(142.2)	(137.6)	(132.7)	(295.8)	(270.3)	(584.8)
Selling and administrative expenses	(80.4)	(79.7)	(67.8)	(61.8)	(160.1)	(129.6)	(277.0)
Gain (loss) on sale/asset impairment	0	0	(2.5)	(0.6)	0	(3.1)	0
Operating income (loss)	5.7	(4.7)	11.7	(2.9)	1.0	8.8	6.0
Equity earnings (loss) in affiliates, net of tax	70.7	65.0	51.6	42.7	135.7	94.3	116.0
Interest Expense	(12.5)	(12.6)	(12.7)	(12.7)	(25.1)	(25.4)	(50.7)
Intercompany Interest And Fees	(1.6)	1.4	(32.1)	(29.4)	(0.2)	(61.5)	(117.9)
Other, net	0.1	1.4	1.1	29.9	1.5	31.0	77.9
Earnings (loss) before income taxes	62.4	50.5	19.6	27.6	112.9	47.2	31.3
Benefit (provision) for income taxes	12.4	(9.1)	9.9	1.4	3.3	11.3	29.0
Earnings (loss) from continuing operations	74.8	41.4	29.5	29.0	116.2	58.5	60.3
Discontinued operations, net of tax	7.5	14.3	(8.7)	(7.2)	21.8	(15.9)	(79.1)
Net earnings (loss)	82.3	55.7	20.8	21.8	138.0	42.6	(18.8)
Less: Net earnings attributable to noncontrolling interests	0	0	0	0	0	0	0
Net earnings (loss) attributable to Ingersoll-Rand plc	82.3	55.7	20.8	21.8	138.0	42.6	(18.8)
Total comprehensive income (loss)	107.0	87.1	22.4	36.0	194.1	58.4	(115.7)
Total comprehensive (income) loss attributable to noncontrolling interests	0	0	0	0	0	0	0
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	107.0	87.1	22.4	36.0	194.1	58.4	(115.7)
Other Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	3,581.6	2,933.5	3,871.8	3,081.6	6,515.1	6,953.4	13,914.2
Cost of goods sold	(2,490.4)	(2,107.2)	(2,725.4)	(2,235.9)	(4,597.6)	(4,961.3)	(9,908.8)
Selling and administrative expenses	(619.0)	(607.9)	(658.4)	(613.4)	(1,226.9)	(1,271.8)	(2,494.5)
Gain (loss) on sale/asset impairment	4.2	0.3	(198.0)	(185.7)	4.5	(383.7)	(646.9)
Operating income (loss)	476.4	218.7	290.0	46.6	695.1	336.6	864.0
Equity earnings (loss) in affiliates, net of tax	458.0	(31.2)	178.9	(139.8)	426.8	39.1	595.2
Interest Expense	(4.5)	(5.1)	(6.8)	(3.5)	(9.6)	(10.3)	(20.4)
Intercompany Interest And Fees	26.5	24.7	49.8	49.3	51.2	99.1	197.3
Other, net	9.5	3.3	(2.0)	(9.0)	12.8	(11.0)	(28.9)
Earnings (loss) before income taxes	965.9	210.4	509.9	(56.4)	1,176.3	453.5	1,607.2
Benefit (provision) for income taxes	(67.9)	(29.5)	(110.0)	(42.4)	(97.4)	(152.4)	(216.2)
Earnings (loss) from continuing operations	898.0	180.9	399.9	(98.8)	1,078.9	301.1	1,391.0
Discontinued operations, net of tax	0.3	(16.5)	(21.6)	(1.9)	(16.2)	(23.5)	22.3
Net earnings (loss)	898.3	164.4	378.3	(100.7)	1,062.7	277.6	1,413.3
Less: Net earnings attributable to noncontrolling interests	(13.0)	(11.9)	(4.7)	(22.8)	(24.9)	(27.5)	(35.5)
Net earnings (loss) attributable to Ingersoll-Rand plc	885.3	152.5	373.6	(123.5)	1,037.8	250.1	1,377.8
Total comprehensive income (loss)	661.7	296.7	468.1	72.5	958.3	540.6	1,291.3
Total comprehensive (income) loss attributable to noncontrolling interests	(13.0)	(11.9)	(4.1)	(22.8)	(24.9)	(26.9)	(34.9)
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	648.7	284.8	464.0	49.7	933.4	513.7	1,256.4
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0	0	0	0
Cost of goods sold	0	0	0	0	0	0	0
Selling and administrative expenses	0	0	0	0	0	0	0
Gain (loss) on sale/asset impairment	0	0	0	0	0	0	0
Operating income (loss)	0	0	0	0	0	0	0
Equity earnings (loss) in affiliates, net of tax	(2,104.2)	(149.4)	(834.0)	460.2	(2,253.6)	(373.8)	(3,095.3)
Interest Expense	0	0	0	0	0	0	0
Intercompany Interest And Fees	0	0	0	0	0	0	0
Other, net	(7.8)	197.6	(57.6)	73.1	189.8	15.5	(260.1)
Earnings (loss) before income taxes	(2,112.0)	48.2	(891.6)	533.3	(2,063.8)	(358.3)	(3,355.4)
Benefit (provision) for income taxes	0	0	0	0	0	0	0
Earnings (loss) from continuing operations	(2,112.0)	48.2	(891.6)	533.3	(2,063.8)	(358.3)	(3,355.4)
Discontinued operations, net of tax	0	0	0	0	0	0	0
Net earnings (loss)	(2,112.0)	48.2	(891.6)	533.3	(2,063.8)	(358.3)	(3,355.4)
Less: Net earnings attributable to noncontrolling interests	5.9	5.3	(2.3)	16.7	11.2	14.4	9.4
Net earnings (loss) attributable to Ingersoll-Rand plc	(2,106.1)	53.5	(893.9)	550.0	(2,052.6)	(343.9)	(3,346.0)
Total comprehensive income (loss)	(1,685.5)	(282.1)	(1,079.9)	151.4	(1,967.5)	(928.5)	(2,902.8)
Total comprehensive (income) loss attributable to noncontrolling interests	5.9	5.3	(2.3)	16.7	11.2	14.4	9.4
Total comprehensive income (loss) attributable to Ingersoll-Rand plc	$ (1,679.6)	$ (276.8)	$ (1,082.2)	$ 168.1	$ (1,956.3)	$ (914.1)	$ (2,893.4)